Financial Instrument - Risk Management and Fair Value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,427,674	$ 1,304,015
Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	489,080	458,718
Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	529,624	549,726
More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	586,945	434,181
Debt [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,287,248	1,174,581
Debt [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	348,654	329,284
Debt [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	529,624	549,726
Debt [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	586,945	434,181
Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	124,962	116,554
Accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	124,962	116,554
Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	15,464	12,880
Account payable to related parties [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	15,464	12,880
Contractual cash flow [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,605,649	1,442,625
Contractual cash flow [member] | Debt [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,465,223	1,313,191
Contractual cash flow [member] | Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	124,962	116,554
Contractual cash flow [member] | Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 15,464	$ 12,880